Disposals and impairment - Schedule of amounts recognized in the income statement in respect of disposals and impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	$ 369	$ 3,866	$ 1,876
Losses on sale of businesses and fixed assets, and closures	156	12,181	230
Impairment losses	5,747	20,635	3,476
Impairment reversals	(46)	(2,294)	(4,827)
Impairment and losses on sale of businesses and fixed assets, and closures	5,857	30,522	(1,121)
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	19	45	1,034
Losses on sale of businesses and fixed assets, and closures	9	0	1
Impairment losses	2,213	745	834
Impairment reversals	(1)	(1,333)	(2,338)
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	297	3,446	869
Losses on sale of businesses and fixed assets, and closures	5	921	86
Impairment losses	1,840	4,480	1,617
Impairment reversals	(26)	(893)	(2,479)
customers & products
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	44	374	(52)
Losses on sale of businesses and fixed assets, and closures	143	177	142
Impairment losses	1,614	1,874	962
Impairment reversals	0	(68)	(7)
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gains on sale of businesses and fixed assets	9	1	25
Losses on sale of businesses and fixed assets, and closures	(1)	11,083	1
Impairment losses	80	13,536	63
Impairment reversals	$ (19)	$ 0	$ (3)